Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Liabilities Subject to Fair Value Measurements	Liabilities subject to fair value measurements are as follows:
	March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	1,656,000	—	—	1,656,000